MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities as of June 30, 2023:

	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
Available-for-sale – matures within one year:
Governmental bonds	$4,551	$	*	$	*	$4,551

*          Represents an amount lower than $1

The Company did not have investments in marketable securities as of June 30, 2022.

As of June 30, 2023, the Company did not record an allowance for credit losses for its available for sale marketable securities.